Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets [Abstract]
Goodwill	The change in goodwill during the year is as follows:
	Gross Carrying Amount
	2021	2020
Goodwill	$7,319	$7,319

Acquired Intangible Assets	Acquired intangible assets were as follows at year-end:

	2021		2020
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$674	$738	$626

Estimated Amortization Expense	Estimated amortization expense for each of the next five years:
2022	$35
2023	21
2024	8
2025	—
2026	—
Total	$64